Deferred revenue - Detailed disclosure about deferred income (Details) - GBP (£) £ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Accruals and deferred income [abstract]
Due within one year	£ 10,012	£ 6,912
Due more than one year	£ 18,033	£ 23,615